Phone:	(212) 885-5205

Fax:	(917) 332-3817

Email:	ajanell@blankrome.com

December 30, 2015

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc.

SEC File Nos. 333-27925/811-08231

Ladies and Gentlemen:

On behalf of the Spirit of America Investment Fund, Inc. (the “Company”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 43 to the Company’s Registration Statement on Form N-1A (“PEA No. 43”). PEA No. 43 is being filed to register a new class of C shares, for the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund.

Questions concerning PEA No. 43 may be directed to Allison Janell at (212) 885-5205 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Allison Janell

Allison Janell

405 Lexington Avenue, New York, NY 10174-0208

www.BlankRome.com

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